Organization and Nature of Operations (Details) - Schedule of purchase price of the acquisition - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Consideration:
Goodwill	$ 913,184	$ 913,184
Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	(1,193,499)	(1,193,499)
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	11,113,000	11,113,000
Consideration:
Fair value of equity received	7,240,222	7,240,222
Liabilities assumed	2,978,152	2,978,152
Loans forgiven	605,311	605,311
Goodwill	913,184	913,184
Net working capital [Member] | Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	(1,186,622)	(1,186,622)
Right of Use Asset [Member] | Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	40,093	40,093
Lease Liability [Member] | Merger Agreement [Member]
Tangible Assets Acquired:
Net Tangible Assets Acquired	(46,970)	(46,970)
Brain Scientific Trade Name [Member] | Merger Agreement [Member]
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	133,000	133,000
MemoryMD Trade Name [Member] | Merger Agreement [Member]
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	533,000	533,000
Neurocap Trade Name [Member] | Merger Agreement [Member]
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	188,000	188,000
Neuro EEG Trade Name [Member] | Merger Agreement [Member]
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	11,000	11,000
Customer Relationships [Member] | Merger Agreement [Member]
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	(29,000)	(29,000)
NeuroEEG Developed Technology [Member] | Merger Agreement [Member]
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	35,000	35,000
NeuroCap Developed Technology [Member] | Merger Agreement [Member]
Intangible Assets Acquired:
Total Fair Value of Assets Acquired	$ 10,242,000	$ 10,242,000